UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM

Investment portfolio

January 31, 2018

unaudited

Common stocks 95.31% Energy 9.68%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	6,079,792	$195,465
Cabot Oil & Gas Corp.	12,973,000	341,839
Chevron Corp.	12,507,894	1,567,864
ConocoPhillips	8,635,300	507,842
Enbridge Inc.	44,653,100	1,635,643
EOG Resources, Inc.	3,186,800	366,482
Halliburton Co.	10,470,100	562,244
Noble Energy, Inc.	4,930,000	150,464
Pioneer Natural Resources Co.	3,710,000	678,596
Royal Dutch Shell PLC, Class A (ADR)	909,363	63,874
Royal Dutch Shell PLC, Class B (ADR)	35,406,001	2,546,754
Schlumberger Ltd.	23,155,900	1,703,811
		10,320,878
Materials 4.32%
Air Products and Chemicals, Inc.	1,790,000	301,382
CF Industries Holdings, Inc.	3,086,900	131,008
DowDuPont Inc.	22,848,372	1,726,880
International Flavors & Fragrances Inc.	157,400	23,657
LyondellBasell Industries NV	2,300,000	275,632
Monsanto Co.	1,497,200	182,359
Nucor Corp.	5,990,400	401,117
Nutrien Ltd.1	977,440	51,159
Praxair, Inc.	6,472,100	1,045,180
Rio Tinto PLC (ADR)	1,216,800	68,275
WestRock Co.	6,015,500	400,813
		4,607,462
Industrials 12.02%
Boeing Co.	7,687,000	2,724,042
C.H. Robinson Worldwide, Inc.	2,854,149	261,041
Caterpillar Inc.	7,088,707	1,153,900
Deere & Co.	2,237,900	372,431
General Dynamics Corp.	1,128,400	251,046
General Electric Co.	27,011,800	436,781
Honeywell International Inc.	1,254,300	200,274
IDEX Corp.	235,400	33,775
Ingersoll-Rand PLC	4,000,000	378,520
Johnson Controls International PLC	17,151,000	671,119
Lockheed Martin Corp.	7,327,897	2,600,304
Norfolk Southern Corp.	2,603,800	392,861
Northrop Grumman Corp.	4,575,727	1,558,172
PACCAR Inc.	5,600,000	417,536
Parker-Hannifin Corp.	600,000	120,852
Republic Services, Inc.	1,500,000	103,200
Rockwell Automation	940,000	185,453
Rockwell Collins, Inc.	964,300	133,546

Washington Mutual Investors Fund — Page 1 of 7

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	2,840,000	$379,140
Waste Management, Inc.	5,114,100	452,240
		12,826,233
Consumer discretionary 10.15%
Advance Auto Parts, Inc.	217,500	25,445
Carnival Corp., units	985,800	70,593
CBS Corp., Class B	9,704,100	559,053
Cinemark Holdings, Inc.	5,700,000	209,760
Comcast Corp., Class A	57,427,578	2,442,395
Dollar General Corp.	2,409,400	248,457
General Motors Co.	7,065,000	299,627
Home Depot, Inc.	19,041,132	3,825,363
McDonald’s Corp.	1,635,000	279,814
Newell Brands Inc.	19,142,800	506,135
NIKE, Inc., Class B	3,786,000	258,281
Priceline Group Inc.1	86,200	164,819
Starbucks Corp.	14,486,600	822,984
Twenty-First Century Fox, Inc., Class A	7,019,100	259,005
VF Corp.	8,505,000	690,096
Viacom Inc., Class B	3,017,421	100,842
Walt Disney Co.	89,600	9,737
Whirlpool Corp.	329,700	59,814
		10,832,220
Consumer staples 6.62%
Coca-Cola Co.	38,257,200	1,820,660
Coca-Cola European Partners PLC	3,352,000	134,616
Colgate-Palmolive Co.	2,000,000	148,480
Costco Wholesale Corp.	2,459,500	479,283
CVS Health Corp.	6,500,000	511,485
Hormel Foods Corp.	9,985,400	342,799
Kraft Heinz Co.	4,456,900	349,376
Mondelez International, Inc.	2,461,700	109,300
Nestlé SA (ADR)	14,864,500	1,284,293
Procter & Gamble Co.	12,933,200	1,116,653
Sysco Corp.	6,000,000	377,220
Unilever NV	1,286,300	73,949
Walgreens Boots Alliance, Inc.	4,125,500	310,485
		7,058,599
Health care 11.68%
AbbVie Inc.	10,660,750	1,196,349
Aetna Inc.	7,191,200	1,343,460
AmerisourceBergen Corp.	177,200	17,661
AstraZeneca PLC (ADR)	4,060,827	142,373
Bristol-Myers Squibb Co.	12,946,100	810,426
Danaher Corp.	670,200	67,878
Eli Lilly and Co.	1,701,800	138,612
Gilead Sciences, Inc.	3,399,000	284,836
Humana Inc.	6,040,000	1,702,253
Johnson & Johnson	15,120,100	2,089,447
Medtronic PLC	2,394,400	205,655
Merck & Co., Inc.	31,166,500	1,846,615
Novo Nordisk A/S, Class B (ADR)	451,400	25,053

Washington Mutual Investors Fund — Page 2 of 7

unaudited

Common stocks Health care (continued)	Shares	Value (000)
Pfizer Inc.	8,162,000	$302,320
ResMed Inc.	3,215,000	324,040
Thermo Fisher Scientific Inc.	300,000	67,233
UnitedHealth Group Inc.	7,996,900	1,893,506
		12,457,717
Financials 15.36%
Bank of America Corp.	13,013,000	416,416
Bank of New York Mellon Corp.	8,312,100	471,296
BlackRock, Inc.	1,605,000	901,689
BNP Paribas SA (ADR)	730,000	30,286
Capital One Financial Corp.	10,208,000	1,061,224
Charles Schwab Corp.	1,617,900	86,299
Chubb Ltd.	8,898,500	1,389,501
Citigroup Inc.	5,500,000	431,640
CME Group Inc., Class A	11,562,636	1,774,633
Discover Financial Services	5,627,200	449,050
Fifth Third Bancorp	3,500,000	115,850
Goldman Sachs Group, Inc.	1,445,000	387,101
Huntington Bancshares Inc.	21,803,500	352,781
Invesco Ltd.	6,409,300	231,568
JPMorgan Chase & Co.	17,987,000	2,080,556
M&T Bank Corp.	3,600,000	686,808
Marsh & McLennan Companies, Inc.	21,423,199	1,789,266
Moody’s Corp.	494,200	79,957
PNC Financial Services Group, Inc.	9,231,800	1,458,809
S&P Global Inc.	1,909,600	345,828
Wells Fargo & Co.	27,979,100	1,840,465
		16,381,023
Information technology 16.59%
Accenture PLC, Class A	2,851,600	458,252
Alphabet Inc., Class A1	810,200	957,835
Alphabet Inc., Class C1	376,050	439,956
Amphenol Corp., Class A	8,700,500	807,145
Analog Devices, Inc.	4,988,300	458,325
Apple Inc.	5,374,000	899,769
ASML Holding NV (New York registered)	1,921,200	389,927
Broadcom Ltd.	5,145,500	1,276,238
HP Inc.	3,340,800	77,908
Intel Corp.	60,507,400	2,912,826
Intuit Inc.	3,500,000	587,650
Jack Henry & Associates, Inc.	2,200,900	274,364
MasterCard Inc., Class A	2,529,100	427,418
Micro Focus International PLC, depository receipt	212,168	6,416
Microsoft Corp.	65,492,500	6,222,442
Symantec Corp.	7,580,000	206,403
Texas Instruments Inc.	4,601,700	504,669
Visa Inc., Class A	5,706,600	708,931
Xilinx, Inc.	1,060,800	77,460
		17,693,934

Washington Mutual Investors Fund — Page 3 of 7

unaudited

Common stocks Telecommunication services 2.53%	Shares	Value (000)
AT&T Inc.	12,300,000	$460,635
Verizon Communications Inc.	41,428,400	2,240,034
		2,700,669
Utilities 2.22%
CMS Energy Corp.	5,043,068	225,677
Dominion Energy, Inc.	8,929,000	682,533
DTE Energy Co.	2,250,000	237,690
Duke Energy Corp.	900,000	70,650
Exelon Corp.	1,700,400	65,482
National Grid PLC (ADR)	2,693,566	155,365
PG&E Corp.	5,058,709	214,641
Pinnacle West Capital Corp.	1,500,000	119,925
Sempra Energy	5,599,300	599,237
		2,371,200
Real estate 1.01%
Public Storage REIT	2,575,000	504,082
Simon Property Group, Inc. REIT	3,490,000	570,161
		1,074,243
Miscellaneous 3.13%
Other common stocks in initial period of acquisition		3,335,417
Total common stocks (cost: $60,623,244,000)		101,659,595
Short-term securities 4.25%	Principal amount (000)
Apple Inc. 1.54% due 3/22/20182	$100,000	99,788
Army and Air Force Exchange Service 1.42% due 2/5/20182	33,800	33,794
Bank of New York Mellon Corp. 1.33% due 2/20/2018	50,000	49,958
CAFCO, LLC 1.40% due 2/9/2018–2/12/20182	121,000	120,947
Chariot Funding, LLC 1.43% due 3/14/20182	75,000	74,859
Chevron Corp. 1.49% due 2/8/20182	75,000	74,977
Cisco Systems, Inc. 1.27%–1.51% due 2/1/2018–2/13/20182	119,800	119,766
Coca-Cola Co. 1.37% due 3/20/20182	25,000	24,949
Emerson Electric Co. 1.30% due 2/9/20182	25,000	24,991
ExxonMobil Corp. 1.41%–1.42% due 2/7/2018–2/12/2018	95,600	95,560
Fannie Mae 1.30% due 3/26/2018	60,000	59,873
Federal Home Loan Bank 1.17%–1.48% due 2/2/2018–5/25/2018	2,002,300	1,997,614
Freddie Mac 1.30% due 5/4/2018	144,700	144,157
General Dynamics Corp. 1.52% due 2/15/20182	65,200	65,160
Hershey Co. 1.50%–1.55% due 2/20/2018–3/5/20182	51,200	51,157
Honeywell International Inc. 1.57% due 3/28/20182	16,800	16,759
IBM Credit LLC 1.45%–1.62% due 2/14/2018–3/14/20182	125,000	124,851
Intel Corp. 1.44% due 2/8/2018	23,700	23,693
John Deere Capital Corp. 1.42% due 2/8/20182	50,000	49,984
National Rural Utilities Cooperative Finance Corp. 1.52%–1.56% due 2/8/2018–3/6/2018	64,800	64,721
Paccar Financial Corp. 1.27% due 2/7/2018	25,100	25,093
PepsiCo Inc. 1.44%–1.48% due 2/1/2018–2/5/20182	162,200	162,176
Pfizer Inc. 1.28%–1.29% due 2/7/2018–2/22/20182	150,400	150,286
Procter & Gamble Co. 1.57% due 4/2/20182	109,000	108,714
Qualcomm Inc. 1.52% due 2/21/20182	94,750	94,667
U.S. Bank, N.A. 1.38% due 2/26/2018	50,000	50,000
U.S. Treasury Bills 1.10%–1.40% due 2/22/2018–5/17/2018	458,200	457,160

Washington Mutual Investors Fund — Page 4 of 7

unaudited

Short-term securities	Principal amount (000)	Value (000)
United Parcel Service Inc. 1.50% due 2/26/2018–2/27/20182	$100,000	$99,890
Wal-Mart Stores, Inc. 1.51% due 2/27/20182	18,500	18,479
Walt Disney Co. 1.65% due 4/23/20182	46,000	45,831
Total short-term securities (cost: $4,530,239,000)		4,529,854
Total investment securities 99.56% (cost: $65,153,483,000)		106,189,449
Other assets less liabilities 0.44%		467,663
Net assets 100.00%		$106,657,112

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended January 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliate at 1/31/2018 (000)
Common stocks 0.00%
Health care 0.00%
Humana Inc.3	7,506,000	19,000	1,485,000	6,040,000	$230,250	$147,852	$7,610	$—

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,562,025,000, which represented 1.46% of the net assets of the fund.
3	Unaffiliated issuer at 1/31/2018.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

Washington Mutual Investors Fund — Page 5 of 7

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2018 (dollars in thousands):

Washington Mutual Investors Fund — Page 6 of 7

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$10,320,878	$—	$—	$10,320,878
Materials	4,607,462	—	—	4,607,462
Industrials	12,826,233	—	—	12,826,233
Consumer discretionary	10,832,220	—	—	10,832,220
Consumer staples	7,058,599	—	—	7,058,599
Health care	12,457,717	—	—	12,457,717
Financials	16,381,023	—	—	16,381,023
Information technology	17,693,934	—	—	17,693,934
Telecommunication services	2,700,669	—	—	2,700,669
Utilities	2,371,200	—	—	2,371,200
Real estate	1,074,243	—	—	1,074,243
Miscellaneous	3,335,417	—	—	3,335,417
Short-term securities	—	4,529,854	—	4,529,854
Total	$101,659,595	$4,529,854	$—	$106,189,449

Key to abbreviation
ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-001-0318O-S60605	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: March 29, 2018

By /s/Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 29, 2018